Property and equipment	12 Months Ended
Mar. 31, 2017
Property and equipment

13. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2016		2017		2017
	(In millions)
Land and premises	Rs.	16,225.4	Rs.	16,987.3	US$	261.9
Software and systems		17,785.6		22,004.6		339.3
Equipment and furniture		55,013.0		60,004.5		925.3

Property and equipment, at cost		89,024.0		98,996.4		1,526.5
Less: Accumulated depreciation		53,344.3		60,027.1		925.6

Property and equipment, net	Rs.	35,679.7	Rs.	38,969.3	US$	600.9

Depreciation and amortization charged for the years ended March 31, 2015, March 31,2016 and March 31, 2017 was Rs. 6,905.8 million, Rs. 7,427.5 million and Rs. 8,876.9 million (US$ 136.9 million), respectively.